CONSOLIDATING SUMMARY FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
CONSOLIDATING SUMMARY FINANCIAL INFORMATION
Schedule of consolidated balance sheet

	Kinross Gold Corp.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments(a)		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Current assets	$878.5	$833.8	$2,806.0	$2,522.7	$3,847.4	$3,635.2	$(5,405.2)	$(5,189.4)	$2,126.7	$1,802.3
Non-current assets	8,792.3	8,638.4	5,667.5	5,626.2	31,105.3	31,445.1	(36,826.2)	(36,968.7)	8,738.9	8,741.0
Current liabilities	449.2	187.6	1,521.3	1,500.5	4,494.8	4,186.8	(5,405.2)	(5,189.4)	1,060.1	685.5
Non-current liabilities	2,360.0	3,200.9	1,140.5	1,149.7	3,460.5	4,818.1	(4,156.1)	(5,496.6)	2,804.9	3,672.1

Schedule of consolidated statement of operations

	Kinross Gold Corp.		Guarantor Subsidiaries		Non-Guarantor Subsidiaries		Consolidation Adjustments(a)		Consolidated
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Revenue	$3,538.8	$3,003.4	$3,266.1	$2,953.2	$1,559.9	$1,200.8	$(3,216.0)	$(2,917.7)	$5,148.8	$4,239.7
Net earnings (loss) attributable to common shareholders	948.8	416.3	457.3	263.2	2,349.1	1,363.8	(2,806.4)	(1,627.0)	948.8	416.3

(a)Consolidation adjustments represent the necessary amounts to eliminate the intercompany balances between the Company, the guarantor subsidiaries and other subsidiaries to arrive at the information for the Company on a consolidated basis.